Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Dividend yield	0.00%	0.00%
Minimum [Member]
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Expected volatility	57.34%	41.11%
Risk-free interest rate	0.27%	1.55%
Contractual term (years)	5 years	6 months
Maximum [Member]
Shareholders' Equity (Details) - Schedule of options valued using a Black-Scholes pricing model with assumptions [Line Items]
Expected volatility	44.40%	50.59%
Risk-free interest rate	1.61%	1.76%
Contractual term (years)	10 years	10 years